Investments in associates and joint ventures - Summary of Combined Information of Investments Accounted for Using the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share of profit or loss
Total	¥ 10,502	¥ 24,449	¥ 23,646
Share of other comprehensive income
Total	5,348	3,699	2,078
Share of comprehensive income
Total	15,850	28,148	25,724
Aggregated Individually Immaterial Associates [member]
Share of profit or loss
Total	19,727	22,637	21,920
Share of other comprehensive income
Total	5,311	3,659	2,077
Share of comprehensive income
Total	25,038	26,296	23,997
Aggregated individually immaterial joint ventures [member]
Share of profit or loss
Total	(9,225)	1,812	1,726
Share of other comprehensive income
Total	37	40	1
Share of comprehensive income
Total	¥ (9,188)	¥ 1,852	¥ 1,727